                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:    September 30, 1999
                                              --------------------------

Check here if Amendment  [ ]; Amendment Number:
                                                 ---------
      This Amendment (Check only one.):     [ ] is a restatement.
                                            [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Wallace R. Weitz
         --------------------------------------
Address:    Wallace R. Weitz & Co.
         --------------------------------------
            One Pacific Place, Suite 600
         --------------------------------------
            1125 South 103 Street
         --------------------------------------
            Omaha, Nebraska  68124-6008
         --------------------------------------

Form 13 F File Number:  28-3062

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Wallace R. Weitz
         --------------------------------------
Title:      President
         --------------------------------------
Phone:      402-391-1980
         --------------------------------------

Signature, Place, and Date of Signing:


  /s/ Wallace R. Weitz            Omaha, Nebraska           November 10, 1999
---------------------------      ---------------------     --------------------
  Signature                       City, State               Date

Report Type  (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

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[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:            0
                                           -----------------------------

Form 13F Information Table Entry Total:      105
                                           -----------------------------

Form 13F Information Table Value Total:    $3,547,743
                                           -----------------------------
                                                        (thousands)


List of Other Included Managers:  None

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WALLACE R. WEITZ & COMPANY         30-Sep-99
13F FILE NO. 28-3062

                           FORM 13F INFORMATION TABLE

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           COLUMN 1                   COLUMN 2      COLUMN 3   COLUMN 4           COLUMN 5        COLUMN 6    COLUMN 7    COLUMN 8
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                                                                VALUE      SHRS OR    SH/  PUT/  INVESTMENT    OTHER       VOTING
        NAME OF ISSUER           TITLE OF CLASS      CUSIP     (X$1000)    PRN AMT    PRN  CALL  DISCRETION   MANAGERS   AUTHORITY
------------------------------------------------------------------------------------------------------------------------------------
CORECOMM LTD                     ORD               G2422R109     27,781       843,450 SH            Sole         N/A        Sole
LORAL SPACE & COMMUNICATIONS     COM               G56462107     29,729     1,729,700 SH            Sole         N/A        Sole
AT&T CORP                        COM LIB GRP A     001957208    231,295     6,230,176 SH            Sole         N/A        Sole
ADELPHIA COMMUNICATIONS CORP     CL A              006848105     43,509       739,800 SH            Sole         N/A        Sole
ALLIED CAP CORP NEW              COM               01903Q108     72,675     3,239,000 SH            Sole         N/A        Sole
ALLTEL CORP                      COM               020039103     22,640       321,700 SH            Sole         N/A        Sole
AMERICAN CLASSIC VOYAGES CO      COM               024928103     56,006     2,441,700 SH            Sole         N/A        Sole
AMERICAN CAPITAL STRATEGIES      COM               024937104      9,250       500,000 SH            Sole         N/A        Sole
AMERICAN EXPRESS CO              COM               025816109     21,195       157,000 SH            Sole         N/A        Sole
AMERICREDIT CORP                 COM               03060R101     18,272     1,223,200 SH            Sole         N/A        Sole
APPLEBEES INTL INC               COM               037899101      8,253       245,000 SH            Sole         N/A        Sole
ASTORIA FINL CORP                COM               046265104      6,251       203,300 SH            Sole         N/A        Sole
BERKSHIRE HATHAWAY INC DEL       CL A              084670108     75,130         1,366 SH            Sole         N/A        Sole
BERKSHIRE HATHAWAY INC DEL       CL B              084670207    108,854        58,650 SH            Sole         N/A        Sole
CBRL GROUP INC                   COM               12489V106     14,664       944,300 SH            Sole         N/A        Sole
CALIFORNIA FED BK FSB LOS ANGL   CONT LITIG REC    130209604        125        50,000 SH            Sole         N/A        Sole
CAPITAL AUTOMOTIVE REIT          COM SH BEN INT    139733109     24,397     1,971,500 SH            Sole         N/A        Sole
CAPITAL ONE FINL CORP            COM               14040H105     29,562       758,000 SH            Sole         N/A        Sole
CATELLUS DEV CORP                COM               149111106     45,967     3,912,100 SH            Sole         N/A        Sole
CENTENNIAL CELLULAR CORP         CL A NEW          15133V208     43,225       951,309 SH            Sole         N/A        Sole
CENTURY COMMUNICATIONS CORP      CL A              156503104    126,929     2,782,000 SH            Sole         N/A        Sole
CHRIS CRAFT INDS INC             COM               170520100     15,627       278,435 SH            Sole         N/A        Sole
CITIZENS UTILS CO DEL            CL B              177342201    104,070     9,199,600 SH            Sole         N/A        Sole
COHOES BANCORP INC               COM               192513109        291        25,000 SH            Sole         N/A        Sole
COMCAST CORP                     CL A SPL          200300200      8,254       207,000 SH            Sole         N/A        Sole
COMMERCIAL FEDERAL CORPORATION   COM               201647104     53,543     2,728,320 SH            Sole         N/A        Sole
CONAGRA INC                      COM               205887102      6,205       275,000 SH            Sole         N/A        Sole
CONSOLIDATED STORES CORP         COM               210149100     73,369     3,325,500 SH            Sole         N/A        Sole
COUNTRYWIDE CR INDS INC DEL      COM               222372104    162,476     5,038,000 SH            Sole         N/A        Sole
DAILY JOURNAL CORP               COM               233912104      2,992        81,700 SH            Sole         N/A        Sole
DATA TRANSMISSION NETWORK CORP   COM               238017107     71,705     2,875,400 SH            Sole         N/A        Sole
DISNEY WALT CO                   COM               254687106      3,574       137,465 SH            Sole         N/A        Sole
DYNEX CAP INC                    COM               26817Q100     10,153     1,504,113 SH            Sole         N/A        Sole
EAST WEST BANCORP INC            COM               27579R104      8,491       715,000 SH            Sole         N/A        Sole
EMPIRE DIST ELEC CO              COM               291641108        616        24,100 SH            Sole         N/A        Sole
FEDERAL HOME LN MTG CORP         COM               313400301     22,682       436,200 SH            Sole         N/A        Sole
FEDERAL NATL MTG ASSN            COM               313586109     19,935       318,000 SH            Sole         N/A        Sole
FIRST FED BANKSHARES INC DEL     COM               32020V100        798        87,500 SH            Sole         N/A        Sole
FIRST FINL FD INC                COM               320228109        825       102,300 SH            Sole         N/A        Sole
FIRST PL FINL CORP               COM               33610T109      9,100       800,000 SH            Sole         N/A        Sole
FOREST CITY ENTERPRISES INC      CL A              345550107     22,801     1,021,900 SH            Sole         N/A        Sole
FRANCHISE MORTGAGE ACCEPTANCE    COM               35181D108      5,362       752,500 SH            Sole         N/A        Sole
GABELLI GLOBAL MULTIMEDIA TR     COM               36239Q109      4,350       300,000 SH            Sole         N/A        Sole
GANNETT INC                      COM               364730101     11,624       168,000 SH            Sole         N/A        Sole
GILLETTE CO                      COM               375766102      9,163       270,000 SH            Sole         N/A        Sole
GOLDEN ST BANCORP INC            COM               381197102    122,540     6,831,500 SH            Sole         N/A        Sole
GREENPOINT FINL CORP             COM               395384100     76,407     2,876,500 SH            Sole         N/A        Sole
HANOVER CAP MTG HLDGS INC        COM               410761100      4,261     1,065,300 SH            Sole         N/A        Sole
HANOVER CAP MTG HLDGS INC        WT EXP 091500     410761118         97     1,557,700 SH            Sole         N/A        Sole
HARRAHS ENTMT INC                COM               413619107     49,695     1,790,800 SH            Sole         N/A        Sole
HELLER FINANCIAL INC             CL A              423328103      4,619       205,289 SH            Sole         N/A        Sole
HILTON HOTELS CORP               COM               432848109     59,900     6,065,800 SH            Sole         N/A        Sole
HOST MARRIOTT CORP NEW           COM               44107P104     54,660     5,753,683 SH            Sole         N/A        Sole
IMPAC MTG HLDGS INC              COM               45254P102      2,151       465,000 SH            Sole         N/A        Sole
IMPERIAL CREDIT COMM MRTG INVS   COM               45272T102      8,428       766,200 SH            Sole         N/A        Sole
IMPERIAL CR INDS INC             COM               452729106     38,897     8,890,700 SH            Sole         N/A        Sole
INSURANCE AUTO AUCTIONS INC      COM               457875102     31,873     2,142,700 SH            Sole         N/A        Sole
INTELLIGENT SYS CORP NEW         COM               45816D100      1,328       559,200 SH            Sole         N/A        Sole
KANSAS CITY PWR & LT CO          COM               485134100      7,861       325,000 SH            Sole         N/A        Sole
LABONE INC NEW                   COM               50540L105     14,167     1,511,181 SH            Sole         N/A        Sole
LOCAL FINL CORP                  COM               539553107      4,323       467,300 SH            Sole         N/A        Sole
LONG BEACH FINL CORP             COM               542446109     48,632     3,083,200 SH            Sole         N/A        Sole
LYNCH CORP                       COM               551137102      1,464        55,000 SH            Sole         N/A        Sole
LYNCH INTERACTIVE CORP           COM               551146103      4,125        55,000 SH            Sole         N/A        Sole
MCI WORLDCOM INC                 COM               55268B106     32,897       457,700 SH            Sole         N/A        Sole
MAIL-WELL INC                    COM               560321200     40,713     2,934,300 SH            Sole         N/A        Sole
MANDALAY RESORT GROUP            MANDALAY          562567107     19,000       962,000 SH            Sole         N/A        Sole
MEDIAONE GROUP INC               COM               58440J104     33,965       497,200 SH            Sole         N/A        Sole
MIDAMERICAN ENERGY HLDGS NEW     COM               59562V107      6,815       231,000 SH            Sole         N/A        Sole
NEW CENTURY FINANCIAL CORP       COM               64352D101     16,088       912,800 SH            Sole         N/A        Sole
NOBLE DRILLING CORP              COM               655042109     21,781       995,700 SH            Sole         N/A        Sole
NORTH FORK BANCORPORATION NY     COM               659424105     42,604     2,184,800 SH            Sole         N/A        Sole
NORTHERN TR CORP                 COM               665859104      4,843        58,000 SH            Sole         N/A        Sole
NOVASTAR FINL INC                COM               669947400      5,245     1,498,533 SH            Sole         N/A        Sole
ORBITAL SCIENCES CORP            COM               685564106     23,795     1,359,700 SH            Sole         N/A        Sole
PMI GROUP INC                    COM               69344M101    117,512     2,874,900 SH            Sole         N/A        Sole


PS GROUP  HLDG INC               COM               693622102      1,042        98,100 SH            Sole         N/A        Sole
PARK PL ENTMT CORP               COM               700690100     63,331     5,066,500 SH            Sole         N/A        Sole
PREMIER PKS INC                  COM NEW           740540208     20,378       702,700 SH            Sole         N/A        Sole
PROGRESSIVE CORP OHIO            COM               743315103     13,274       162,500 SH            Sole         N/A        Sole
PROTECTION ONE INC               COM               743663304     15,354     3,838,500 SH            Sole         N/A        Sole
QUANEX CORP                      COM               747620102      5,163       201,500 SH            Sole         N/A        Sole
REDWOOD TR INC                   COM               758075402     27,223     2,104,214 SH            Sole         N/A        Sole
REDWOOD TR INC                   PFD CV B%9.74     758075600        813        30,100 SH            Sole         N/A        Sole
RESOURCE BANCSHARES MTG GROUP    COM               761197102     17,086     3,438,636 SH            Sole         N/A        Sole
ROSLYN BANCORP INC               COM               778162107      2,324       130,000 SH            Sole         N/A        Sole
SLM HLDG CORP                    COM               78442A109    101,562     2,361,900 SH            Sole         N/A        Sole
SOUTH JERSEY FINL CORP INC       COM               838493104      4,187       290,000 SH            Sole         N/A        Sole
SYNTROLEUM CORP                  COM               871630109      1,102       156,000 SH            Sole         N/A        Sole
TELEPHONE & DATA SYS INC         COM               879433100    261,215     2,941,200 SH            Sole         N/A        Sole
TROY FINL CORP                   COM               897329108      5,406       500,000 SH            Sole         N/A        Sole
US BANCORP DEL                   COM               902973106     48,040     1,591,379 SH            Sole         N/A        Sole
UNION PAC CORP                   COM               907818108     11,535       240,000 SH            Sole         N/A        Sole
UNITED ASSET MGMT CORP           COM               909420101     40,683     2,113,400 SH            Sole         N/A        Sole
UNITED PANAM FINANCIAL CP        COM               911301109      2,895     1,494,000 SH            Sole         N/A        Sole
UNITED STATES CELLULAR CORP      COM               911684108     79,614     1,170,800 SH            Sole         N/A        Sole
VALASSIS COMMUNICATIONS INC      COM               918866104     92,284     2,100,350 SH            Sole         N/A        Sole
VIRGINIA CAP BANCSHARES INC      COM               927758102      8,256       555,000 SH            Sole         N/A        Sole
WMF GROUP LTD                    COM               929289106      1,641       477,488 SH            Sole         N/A        Sole
WAL MART STORES INC              COM               931142103     11,596       243,800 SH            Sole         N/A        Sole
WASHINGTON MUT INC               COM               939322103     81,730     2,794,200 SH            Sole         N/A        Sole
WASHINGTON POST CO               CLB               939640108      1,326         2,600 SH            Sole         N/A        Sole
WELLS FARGO & CO NEW             COM               949746101     13,763       347,320 SH            Sole         N/A        Sole
WEST TELESERVICES CORP           COM               956188106         16         1,500 SH            Sole         N/A        Sole
WESTERN RES INC                  COM               959425109     70,503     3,298,400 SH            Sole         N/A        Sole
                                                              ---------   -----------
                              105                             3,547,743   157,860,057